Notes to the statement of financial position - Other provisions balance sheet (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Other provisions	€ 60,714	€ 73,803	€ 53,513
Other provisions, current	49,588	60,056
Other provisions, noncurrent	11,126	13,747
Personnel provisions
Disclosure of other provisions [line items]
Other provisions	31,804	34,195	35,579
Other provisions, current	23,805	24,628
Other provisions, noncurrent	€ 7,999	9,567
Expected timing of outflows (more than for restoration and environmental protection)	5 years
Provisions for sales and procure-ment
Disclosure of other provisions [line items]
Other provisions	€ 2,822	2,749	2,670
Other provisions, current	2,822	2,749
Other provisions, noncurrent	0	0
Provisions for environmental protection measures
Disclosure of other provisions [line items]
Other provisions	1,640	1,686	1,691
Other provisions, current	431	507
Other provisions, noncurrent	1,209	1,179
Provisions for restoration
Disclosure of other provisions [line items]
Other provisions	1,918	3,001	3,070
Other provisions, current	0	0
Other provisions, noncurrent	€ 1,918	3,001
Provisions for restoration | More than 5 years
Disclosure of other provisions [line items]
Expected timing of outflows (more than for restoration and environmental protection)	5 years
Restructuring provision related to Rubber footprint
Disclosure of other provisions [line items]
Other provisions	€ 7,268	15,819	0
Other provisions, current	7,268	15,819
Other provisions, noncurrent	0	0
Other provisions
Disclosure of other provisions [line items]
Other provisions	15,262	16,353	€ 10,503
Other provisions, current	15,262	16,353
Other provisions, noncurrent	€ 0	€ 0